Accrued Expenses (Details) - CHF (SFr)	Dec. 31, 2019	Dec. 31, 2018
Accrued Expenses/Trade and Other Payables [Abstract]
Accrued research and development costs including milestone payments	SFr 1,019,563	SFr 700,866
Professional fees	108,519	315,657
Accrued vacation & overtime	23,377	54,557
Employee benefits incl. share based payments	47,916	146,949
Other	140,447	72,850
Total accrued expenses	SFr 1,339,822	SFr 1,290,879